Share-Based Compensation - Schedule of Number of Options Granted to Employees Under the Option Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Number of Options Granted to Employees Under the Option Plans [Abstract]
Number of options, ending balance	510,428,400	97,228,400
Weighted average exercise price, ending balance	$ 0.001	$ 0.005
Weighted average remaining contractual term, ending balance	9 years 6 months 14 days	8 years 7 months 24 days
Aggregate intrinsic value, ending balance	$ 12	$ 12
Number of Options, exercisable at year end	75,600,975
Weighted average exercise price, exercisable at year end	$ 0.001
Weighted average remaining contractual term, exercisable at year end	9 years 6 months 14 days
Aggregate intrinsic value, exercisable at year end	$ 12
Number of options, granted	413,200,000
Weighted average exercise price, granted
Weighted average remaining contractual term, granted	10 years
Aggregate intrinsic value, granted	$ 12
Number of Options, expired
Weighted average exercise price, expired
Weighted average remaining contractual term, expired
Aggregate intrinsic value, expired